CURRENT EXPECTED CREDIT LOSSES - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 0	$ 0	$ 0